Investment Strategy	Feb. 26, 2025
YieldMaxTM Universe Fund of Option Income ETFs
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldMax™ ETF (defined below) invests.

The Fund’s portfolio will be primarily composed of “YieldMax™ ETFs,” which are all affiliated ETFs advised by Tidal Investments LLC (the “Adviser”) (each, an “Underlying YieldMax™ ETF”). Each of the Underlying YieldMax™ ETFs in which the Fund may invest has a primary investment objective to seek current income, and a secondary investment objective to seek indirect exposure to (i) the share price of the common stock of a particular operating company, (ii) the share price of a particular ETF, or (iii) the share price of one or more ETFs or U.S.-listed exchange-traded products (“ETPs”) (in each case, an “Underlying Security(ies),” and each such operating company, ETF, and ETP, an “Underlying Issuer(s)”), subject to a limit on potential investment gains.

Why Invest in the Fund?

●	The Fund seeks to generate current income, primarily through investments in the Underlying YieldMax™ ETFs.

●	Each Underlying YieldMax™ ETF employs a synthetic covered call strategy and a synthetic covered call spread strategy (each described below) that seek to generate income from option premiums and provide indirect exposure to a specific security’s share price returns, with a limit on potential gains.

●	The Fund’s portfolio of Underlying YieldMax™ ETFs is rebalanced monthly and adjusted to include eligible new Underlying YieldMax™ ETFs. The Fund is designed to broaden access and simplify ownership for shareholders, providing them with exposure to a broader range of YieldMax™ ETF investment opportunities in a single Fund.

Due to the investment strategies of the Underlying YieldMax™ ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is generally limited. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying YieldMax™ ETFs

Each of the Underlying YieldMax™ ETFs uses a synthetic covered call strategy and a synthetic covered call spread strategy (each described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security(ies), subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Each Underlying YieldMax™ ETF’s options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security(ies),
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of its Underlying Security(ies).

An investment in an Underlying YieldMax™ ETF is not an investment in its Underlying Security(ies).

●	Each Underlying YieldMax™ ETF’s strategy will capture only a portion of the potential gains if its Underlying Security(ies)’s shares increase in value.
●	Each Underlying YieldMax™ ETF’s strategy is subject to all potential losses if its Underlying Security(ies)’s shares decrease in value, which may not be offset by income it receives.
●	Each Underlying YieldMax™ ETF does not invest directly in its Underlying Security(ies).
●	Underlying YieldMax™ ETF shareholders (including the Fund) are not entitled to any Underlying Security(ies) dividends.

Underlying YieldMax™ ETFs – Options Contracts

As part of each YieldMax™ ETF’s synthetic covered call and synthetic covered call spread strategies it will purchase and sell call and put option contracts that are based on the value of the price returns of Underlying Security(ies).

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Each YieldMax™ ETF’s options contracts are based on the value of Underlying Security(ies), which gives it the right or obligation to receive or deliver shares of Underlying Security(ies) on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YieldMax™ ETF purchases or sells the option contract.

Underlying YieldMax™ ETFs - Synthetic Covered Call Strategy

In seeking to achieve its investment objective, each Underlying YieldMax™ ETF implements a “synthetic covered call” strategy using options contrasts.

●     A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an Underlying Security(ies) it owns.

●     As part of its synthetic covered call strategy, each Underlying YieldMax™ ETF writes (sells) call option contracts on its Underlying Security(ies) to generate income. Since the Underlying YieldMax™ ETF does not directly own Underlying Security(ies), these written call options are sold short (i.e., selling a position it does not currently own).

Each Underlying YieldMax™ ETF’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail under “Additional Information About the Funds” below:

●	Synthetic long exposure to its Underlying Security(ies), which allows the Underlying YieldMax™ ETF to seek to participate in the changes, up or down, in the price of Underlying Security(ies).

●	Call Strategies:

Covered Call Strategy – An Underlying YieldMax™ ETF writes (sells) call options on its Underlying Security to generate income, despite not directly owning the security. These short call options limit the Underlying YieldMax™ ETF’s participation in potential price appreciation since gains beyond the strike price result in losses on the short calls. The strategy combines synthetic long exposure with short call positions, capping the Underlying YieldMax™ ETF’s upside beyond a certain threshold.

Covered Call Spread Strategy – This strategy involves selling credit call spreads rather than stand-alone call options to enhance participation in potential price increases while still generating premium income. A credit call spread is created by selling a call option and simultaneously buying another with a higher strike price, reducing downside risk if the security’s price rises sharply. An Underlying YieldMax™ ETF will primarily employ this approach when expecting significant short-term appreciation or when market conditions make it more advantageous than a standard covered call strategy.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

Each Underlying YieldMax™ ETF’s performance will differ from that of its Underlying Security(ies)’s share price. The performance differences will depend on, among other things, the price of its Underlying Security(ies), changes in the price of the Underlying Security(ies) options contracts that Underlying YieldMax™ ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

A list of each of the Underlying YieldMax™ ETFs that have commenced operations as of the date of this prospectus and of their Underlying Issuer(s) is set forth under “Additional Information About the Funds” below.

Synthetic Covered Call Strategy – Tax Loss Harvesting

If a specific Underlying YieldMax™ ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic covered call strategy (described above) on the same Underlying Security(ies) as that of the redeemed Underlying YieldMax™ ETF. This approach aims to achieve returns akin to those of the redeemed Underlying YieldMax™ ETF in which the Fund was invested. The synthetic covered call strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy (which is used by both the Underlying YieldMax™ ETFs and, in the circumstances noted above, the Fund).

Portfolio Construction

The Fund’s portfolio will generally be equally weighted in each of the available Underlying YieldMax™ ETFs. The Adviser will reallocate the Fund’s portfolio on a monthly basis so that each Underlying YieldMax™ ETF (including any eligible new Underlying YieldMax™ ETF(s)) is equally weighted in the Fund’s portfolio, excluding any Underlying YieldMax™ ETF for which the tax loss harvesting strategy is currently being used. For a new Underlying YieldMax™ ETF to be eligible for inclusion in the Fund’s portfolio, it must have commenced operations and have made an initial distribution. The Fund will not invest in any Underlying YieldMaxTM ETF that seeks short (inverse) exposure to (i) the share price of one or more Underlying Securities; or (ii) the performance of one or more Indexes.

The Adviser will endeavor to optimize tax losses by implementing the synthetic call strategy as described above. This approach will lead to deviations from an equal allocation for the specific Underlying YieldMax™ ETFs subject to tax harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of any Underlying Security(ies).

THE FUND, TRUST AND ADVISERARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER(S).

YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of other ETFs, rather than in securities of individual companies. In addition, from time to time, the Fund may invest directly in the securities and financial instruments in which one or more Underlying YieldMax™ ETF (defined below) invests.

The Fund’s portfolio will be primarily composed of the following seven “YieldMax™ ETFs,” which are all ETFs advised by Tidal Investments LLC (the “Adviser”). Each of the seven Underlying YieldMax™ ETFs has a primary investment objective to seek current income, and a secondary investment objective to seek exposure to the share price of the common stock (the “Underlying Security”) of a particular operating company (the “Underlying Issuer”), subject to a limit on potential investment gains. Under normal circumstances, the Fund will be nearly fully invested in the seven Underlying YieldMax™ ETFs; provided that for tax purposes, instead of investing in a particular Underlying YieldMax™ ETF, the Fund may invest directly in substantially the same instruments held by that same Underlying YieldMax™ ETF.

The Fund’s name refers to its strategy of gaining exposure to the following seven Underlying Issuer(s), which together are commonly referred to by media outlets and market analysts as the “Magnificent 7.”

Underlying YieldMax™ ETF (Ticker)	Underlying Issuer
YieldMax™ AAPL Option Income Strategy ETF (APLY)	Apple Inc.
YieldMax™ AMZN Option Income Strategy ETF (AMZY)	Amazon.com, Inc.
YieldMax™ GOOGL Option Income Strategy ETF (GOOY)	Alphabet Inc.
YieldMax™ META Option Income Strategy ETF (FBY)	Meta Platforms, Inc.
YieldMax™ MSFT Option Income Strategy ETF (MSFO)	Microsoft Corporation
YieldMax™ NVDA Option Income Strategy ETF (NVDY)	NVIDIA Corporation
YieldMax™ TSLA Option Income Strategy ETF (TSLY)	Tesla, Inc.

Why Invest in the Fund?

●	The Fund seeks to generate current income, primarily through investments in the foregoing seven Underlying YieldMax™ ETFs.

●	Each Underlying YieldMax™ ETF employs a synthetic covered call strategy and a synthetic covered call spread strategy (each described below) that seek to generate income from option premiums and provide indirect exposure to a specific security’s share price returns, with a limit on potential gains.

●	The Fund’s portfolio of seven Underlying YieldMax™ ETFs is rebalanced monthly. The Fund is designed to broaden access and simplify ownership for shareholders, providing them with exposure to foregoing seven YieldMax™ ETF investment opportunities in a single Fund.

Due to the investment strategies of the Underlying YieldMax™ ETFs strategy, the Fund’s indirect exposure to gains, if any, of the share price returns of the Underlying Securities is generally limited. However, the Fund is subject to all potential losses if the shares of the Underlying Securities decrease in value, which may not be offset by income received by the Fund.

The Underlying YieldMax™ ETFs

Each of the Underlying YieldMax™ ETFs uses a synthetic covered call strategy and a covered call spread strategy (each described below) to seek to provide income and indirect exposure to the share price returns of its Underlying Security, subject to a limit on potential investment gains as a result of the nature of the options strategies it employs. Each Underlying YieldMax™ ETF options contracts provide:

●	indirect exposure to the share price returns of its Underlying Security,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of its Underlying Security.

An investment in an Underlying YieldMax™ ETF is not an investment in its Underlying Security.

●	Each Underlying YieldMax™ ETF’s strategy will capture only a portion of potential gains if its Underlying Security’s shares increase in value.
●	Each Underlying YieldMax™ ETF’s strategy is subject to all potential losses if its Underlying Security’s shares decrease in value, which may not be offset by income it receives.
●	Each Underlying YieldMax™ ETF does not invest directly in its Underlying Security.
●	Underlying YieldMax™ ETF shareholders (including the Fund) are not entitled to any Underlying Security dividends.

Underlying YieldMax™ ETFs – Options Contracts

As part of each YieldMax™ ETF’s synthetic covered call strategies, it will purchase and sell call and put option contracts that are based on the value of the price returns of Underlying Security.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Each YieldMax™ ETF’s options contracts are based on the value of Underlying Security, which gives it the right or obligation to receive or deliver shares of Underlying Security on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the YieldMax™ ETF purchases or sells the option contract.

Underlying YieldMax™ ETFs - Synthetic Covered Call Strategies

In seeking to achieve its investment objective, each Underlying YieldMax™ ETF implements a “synthetic covered call” strategy using options contrasts.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	As part of its synthetic covered call strategy, each Underlying YieldMax™ ETF writes (sells) call option contracts on its Underlying Security to generate income. Since the Underlying YieldMax™ ETF does not directly own Underlying Security, these written call options are sold short (i.e., selling a position it does not currently own).

Each Underlying YieldMax™ ETF’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail under “Additional Information About the Funds” below:

●	Synthetic long exposure to its Underlying Security, which allows the Underlying YieldMax™ ETF to seek to participate in the changes, up or down, in the price of Underlying Security.

●	Covered Call Strategies:

Covered Call Strategy – An Underlying YieldMax™ ETF writes (sells) call options on its Underlying Security to generate income, despite not directly owning the security. These short call options limit the Underlying YieldMax™ ETF’s participation in potential price appreciation since gains beyond the strike price result in losses on the short calls. The strategy combines synthetic long exposure with short call positions, capping the Underlying YieldMax™ ETF’s upside beyond a certain threshold.

Covered Call Spread Strategy – This strategy involves selling credit call spreads rather than stand-alone call options to enhance participation in potential price increases while still generating premium income. A credit call spread is created by selling a call option and simultaneously buying another with a higher strike price, reducing downside risk if the security’s price rises sharply. An Underlying YieldMax™ ETF will primarily employ this approach when expecting significant short-term appreciation or when market conditions make it more advantageous than a standard covered call strategy.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

Each Underlying YieldMax™ ETF’s performance will differ from that of its Underlying Security’s share price. The performance differences will depend on, among other things, the price of its Underlying Security, changes in the price of the Underlying Security options contracts that Underlying YieldMax™ ETF has purchased and sold, and changes in the value of the U.S. Treasuries.

Synthetic Covered Call Strategy – Tax Loss Harvesting

If a specific Underlying YieldMax™ ETF has recently incurred substantial losses, the Fund may choose to redeem (or otherwise exit) its investment in that particular ETF in order to seek to capitalize on tax loss harvesting (a strategy that seeks to minimize the Fund’s capital gains). In that case, the Adviser will use the proceeds from such redemption and invest them in the same synthetic covered call strategy (described above) on the same Underlying Security as that of the redeemed Underlying YieldMax™ ETF. This approach aims to achieve returns akin to those of the redeemed Underlying YieldMax™ ETF in which the Fund was invested. The synthetic covered call strategy will be employed for a minimum of 31 days to adhere to applicable tax rules.

See “Additional Information About the Funds” below for a more detailed description of the synthetic covered call strategy (which is used by both the Underlying YieldMax™ ETFs and, in the circumstances noted above, the Fund).

Portfolio Construction

The Fund’s portfolio will generally be equally weighted in each of the seven Underlying YieldMax™ ETFs. The Adviser will reallocate the Fund’s portfolio on a monthly basis so that each of the seven Underlying YieldMax™ ETFs is equally weighted in the Fund’s portfolio, excluding any Underlying YieldMax™ ETF for which the tax loss harvesting strategy is currently being used.

The Adviser will endeavor to optimize tax losses by implementing the synthetic call strategy as described above. This approach will lead to deviations from an equal allocation for the specific Underlying YieldMax™ ETFs subject to tax harvesting.

The Fund is classified as “non-diversified” under the 1940 Act.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of any Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ANY UNDERLYING ISSUER.

YieldMaxTM MSTR Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the common stock of MicroStrategy Incorporated d/b/a Strategy (“MSTR” or the “Underlying Security”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to MSTR regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses either a synthetic covered call strategy or a synthetic covered call spread strategy to provide income and indirect exposure to the share price returns of MSTR, subject to a limit on potential investment gains as a result of the nature of the options each strategy employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of MSTR increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of MSTR,

●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of MSTR.

For more information, see sections “The Fund’s Use of MSTR Option Contracts,” “Synthetic Covered Call Strategy” and “Synthetic Covered Call Spread Strategy” below.

Why invest in the Fund?

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of MSTR.
●	The Fund seeks to generate monthly income from option premiums.
●	The Fund seeks to participate in a portion of the gains experienced by MSTR.

That is, although the Fund may not fully participate in gains in MSTR’s stock price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in MSTR

●	The Fund’s strategy will capture only a portion of potential gains if MSTR shares increase in value.
●	The Fund’s strategy is subject to all potential losses if MSTR shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in MSTR.
●	Fund shareholders are not entitled to any MSTR dividends.

Additional information regarding MSTR is also set forth below.

The Fund’s Use of MSTR Option Contracts

As part of the Fund’s synthetic covered call strategy and synthetic covered call spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of MSTR.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of MSTR) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of MSTR, which gives the Fund the right or obligation to receive or deliver shares of MSTR on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategies consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to MSTR, which allows the Fund to seek to participate in the changes, up or down, in the price of MSTR’s stock.
●	Covered call writing (where MSTR call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to MSTR, the Fund will buy MSTR call options and, simultaneously, sell MSTR put options to try to replicate the price movements of MSTR. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to then-current share price of MSTR at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of MSTR for the duration of the applicable options exposure.

2.	Covered Call Strategies

Covered Call Strategy.

As part of its strategy, the Fund will write (sell) call option contracts on MSTR to generate income. Since the Fund does not directly own MSTR, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of MSTR, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current MSTR share price.

It is important to note that the sale of the MSTR call option contracts will limit the Fund’s participation in the appreciation in MSTR’s stock price. If the stock price of MSTR increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if MSTR’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to MSTR and the sold (short) MSTR call positions) will limit the Fund’s participation in gains in the MSTR stock price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

Covered Call Spread Strategy.

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of its Underlying Security’s share price, while still generating net premium income. The Adviser will primarily employ this strategy when it believes that the share price of its Underlying Security is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

 A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security's share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to MSTR through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on MSTR as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in MSTR stock prices. However, other elements like interest rates can also influence the income level.
●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.
●	In addition to the income-seeking methodologies stated in the Prospectus, the Fund’s use of the Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of its Underlying Security. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Fund’s Return Profile vs MSTR

For the reasons stated above, the Fund’s performance will differ from that of MSTR’s stock price. The performance differences will depend on, among other things, the price of MSTR, changes in the value of the MSTR options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

Principal Holdings
Portfolio Holdings (All options are based on the value of MSTR)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to then-current share price of MSTR at the time of purchase) to provide indirect exposure to positive price returns of MSTR.

If the MSTR share price increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of MSTR at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by MSTR.

1-month to 6-month expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of MSTR at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the MSTR share price.

1-month or less expiration dates
Sold (short) call option contracts (Covered Call Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of the Fund’s Underlying Security at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Covered Call Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Covered Call Spread Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by the Fund’s Underlying Security above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to MSTR equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to MSTR.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

MicroStrategy Incorporated d/b/a Strategy (“MSTR”)

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its enterprise analytics software business. MSTR is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 28, 2024 on the Nasdaq Global Select Market) was approximately $23.499 billion.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 001-42509 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of MSTR. The Fund has derived all disclosures contained in this document regarding MSTR from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MSTR. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MSTR is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MSTR (and therefore the price of MSTR at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MSTR could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of MSTR.

THE FUND, TRUSTAND ADVISER ARE NOT AFFILIATED WITH MSTR.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to MSTR. As of the date of the Prospectus, MSTR is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to MSTR.
YieldMax Ultra Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income and that seeks exposure to the share price of select U.S. listed securities, subject to a limit on potential investment gains. The Fund’s strategy involves: (i) constructing a portfolio of U.S.-listed equity securities (each, an “Underlying Security”) (the “Equity Strategy”) and (2) generating income through an options portfolio (the “Options Strategies”), which involve using options contracts on Underlying Securities. The Fund will also maintain a minor allocation to cash or U.S. Treasuries, not exceeding ten percent of its total assets.

Equity Strategy

The Adviser selects the Underlying Securities in which the Fund will invest. The Underlying Securities primarily include U.S.-listed equity securities of operating companies and shares of ETFs. Additionally, they may include other types of U.S. listed exchange-traded products (e.g., closed-end funds and commodity pools).

The Adviser selects the Underlying Securities by analyzing, among other things, the levels of implied volatility (a measure of the market’s expectation for future price fluctuations) of the Underlying Security’s listed options prices. Implied volatility is integral to the Fund’s strategy, as it indicates the expected price fluctuations of a security, guiding the Adviser ‘s selection of suitable Underlying Securities. Generally, the Adviser will seek to invest in securities with higher implied volatility. Higher implied volatility typically correlates with increased options premiums, allowing the Fund to generate income from its portfolio of Options Strategies. The Adviser also analyzes significant upcoming events related to, where applicable, the issuers of the Underlying Securities (e.g., earnings releases), as well as the trading volumes of such securities and their related options contracts. The Fund is generally unconstrained and therefore, the Underlying Securities can be of any market capitalization size and represent any industry sector.

The Adviser selects Underlying Securities based on a frequent and quantitative screening process. This method evaluates various factors such as the implied volatility of the Underlying Security and the trading volume and liquidity of both the Underlying Security and options on the Underlying Security. Furthermore, the Adviser’s screening process also identifies the industry sectors of potential Underlying Securities as part of its risk management process as described below.

The Fund’s allocation to particular Underlying Securities is primarily driven by implied volatility levels. The Adviser strategically identifies Underlying Securities in periods of likely higher volatility (e.g., ahead of significant events, like earnings releases). The Adviser will typically select between fifteen and thirty Underlying Securities and will implement the Options Strategies on the Underlying Securities. However, when the Adviser deems it appropriate, it may choose as few as five Underlying Securities on which to implement the Options Strategies. The Fund will hold short-term U.S. Treasury securities.

As part of its risk management process, to seek to lower risk and enhance returns, where possible, the Fund will invest in Underlying Securities, including ETFs and exchange-traded products (ETPs), across various sectors and industries, reducing the impact of sector-specific events. While the Fund intends to have exposure to multiple sectors, it may invest in Underlying Securities attributable to a particular sector in amounts greater than 25% of the Fund’s total assets when the Adviser ‘s selection process indicates that such sector exposure would be appropriate for the Fund. The Fund will not invest more than 25% of its net assets in any particular “industry” as that term is used in the 1940 Act.

The Fund will, under normal circumstances, invest in Underlying Securities directly. However, from time to time, the Fund may invest in Underlying Securities “synthetically” for tactical reasons or to comply with regulatory requirements. To invest synthetically, the Fund will use options contracts on Underlying Securities (considered indirect or synthetic long holdings of the Underlying Securities) to gain exposure to the share price performance of the Underlying Securities. The allocation between direct and indirect (synthetic) long holdings varies based on strategic decisions and market conditions as assessed by the Adviser.

●	Direct: The Fund may hold Underlying Securities when the Adviser determines a direct hold is more cost-effective.

●	Synthetic: To achieve a synthetic long exposure to an Underlying Security, the Fund will buy that Underlying Security’s call options and, simultaneously, sell that Underlying Security’s put options to try to replicate the price movements of owning that Underlying Security. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of the relevant Underlying Security at the time the options contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of the relevant Underlying Securities for the duration of the applicable options exposure.

Options Strategies

The Fund seeks to generate income from engaging in Options Strategies primarily using options contracts on its Underlying Securities. These strategies are applied consistently, whether the Underlying Security is held directly or through synthetic exposure, and regardless of whether the Underlying Security is an equity security, an ETF, or another type of ETP.

In particular, the Fund will receive income in the form of a premium when it writes (sells) an option. By selling options, the Fund will earn premiums from buyers who pay for the right to buy or sell the underlying asset at a predetermined price. The Adviser can implement the Options Strategies in various market conditions. Depending on the Adviser’s outlook, the Adviser will select one Options Strategy or a combination of Options Strategies that it believes will best provide the Fund with current income while generally also attempting to capture some upside appreciation (potential for increase in asset value).

Additionally, the Adviser considers the performance of the Underlying Securities. In some instances, the aim is to generate additional gains if the Underlying Security increases in value, while, in other cases, the aim is to limit losses if the Underlying Security decreases in value. Further, depending on the Adviser’s assessment of one or more of the Underlying Securities’ options contracts (e.g., they are insufficiently liquid or too costly), the Fund may employ Options Strategies using a “substitute” ETF, instead of options on the Underlying Securities themselves. These substitute ETFs, while not the Fund’s current target Underlying Securities, would nonetheless qualify as eligible Underlying Securities under the Fund’s investment criteria. The Fund’s use of Options Strategies with ETFs will always be covered (e.g., the Fund may do call or put spreads).

The Fund may be subject to different outcomes depending on the Options Strategies used. For example, when writing covered calls (selling call options on securities the Fund already owns), the Fund might limit its potential for capital appreciation in exchange for premium income. Alternatively, using an Options Strategy such as cash-secured put selling (selling put options while holding enough cash to purchase the Underlying Security if assigned), the Fund can earn premium income and potentially buy securities at lower prices. These Options Strategies impact the risk-return profile of the Fund, potentially affecting volatility, income generation, upside capture (gain potential), and capital preservation (protecting value).

Additionally, the premiums the Fund receives from selling options are directly influenced by market volatility; higher volatility (larger price swings) typically results in higher premiums. Therefore, the Adviser analyzes market conditions to determine the timing and type of Options Strategies to employ to achieve the primary objective of current income. By strategically entering and exiting options positions, the Adviser seeks to enhance the Fund’s income potential.

US Treasuries

In addition, the Fund will hold cash or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Why invest in the Fund?

●	The Fund seeks to participate in some of the potential gains experienced by increases in the share prices of the Underlying Securities.

●	The Fund seeks to generate monthly income, which is not dependent on the value of the Underlying Securities.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	The Fund seeks to generate income from engaging in the Options Strategies.

●	Investing in short-term U.S. Treasury securities. The income generated by these securities will be influenced by interest rates at the time of investment.

●	Dividends, if any, received from its direct investments in the Underlying Securities.

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

The Fund will employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

YieldMaxTM Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETP”) that seek exposure to Bitcoin, which is a “cryptocurrency” (each an “Underlying ETP” and collectively, the “Underlying ETPs”), subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment. The Fund uses a synthetic covered call strategy that is designed to provide income and indirect exposure to the share price returns of one or more Underlying ETPs. In addition, the strategy is designed to produce higher income levels when the Underlying ETP experiences or Underlying ETPs experience, as applicable, more volatility.

An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and
●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

The Fund’s options contracts provide:

●	indirect exposure to the share price returns of each Underlying ETP,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, of the share price returns of each Underlying ETP.

For more information, see sections “The Fund’s Use of the Underlying ETP Option Contracts” and “Synthetic Covered Call Strategy” below. The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by each Underlying ETP.
●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of an Underlying ETP.
●	The Fund seeks to generate monthly income from option premiums that could potentially be elevated due to the anticipated volatility associated with each Underlying ETP’s Bitcoin investments.

That is, although the Fund may not fully participate in gains in an Underlying ETP’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in any Underlying ETP

●	The Fund’s strategy will capture only a portion of potential gains tied to a particular ETP if that Underlying ETP’s shares increase in value.
●	The Fund’s strategy is subject to all potential losses (in proportion to its allocation to an Underlying ETP), if the Underlying ETP’s shares decrease in value, which may not be offset by income received by the Fund.
●	The Fund does not invest directly in any Underlying ETP.
●	Fund shareholders are not entitled to any Underlying ETP’s distributions.

The Fund’s Use of the Underlying ETP Option Contracts

As part of the Fund’s synthetic covered call strategies, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying ETP and whose values are based on the share price of such Underlying ETP.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of an Underlying ETP) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

The values of the Fund’s options contracts are based on the share price of the corresponding Underlying ETP, which gives the Fund the right or obligation to receive or deliver shares of such Underlying ETP on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to each Underlying ETP, which allows the Fund to seek to participate in the changes, up or down, in the price of the Underlying ETP’s shares.
●	Covered call writing (where each Underlying ETP’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to each Underlying ETP, the Fund will buy call options on each Underlying ETP and, simultaneously, sell put options on each Underlying ETP to try to replicate the price movements of the Underlying ETP. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of their corresponding Underlying ETP at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of their corresponding Underlying ETP for the duration of the applicable options exposure.

In addition to employing its synthetic options strategies described above, the Fund may achieve similar indirect exposure to each Underlying ETP by purchasing deep in-the-money (ITM) call options. Deep ITM call options have strike prices significantly below the current share price of the corresponding Underlying ETP, allowing the Fund to replicate the price movements of the Underlying ETP with minimal intrinsic value risk. The deep ITM call option approach may serve as an alternative to the synthetic long strategy or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund will write (sell) call option contracts on each Underlying ETP to generate income. Since the Fund does not directly own the Underlying ETP, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of each Underlying ETP’s share price appreciation (generally no more than 15%) in a given month. The call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and a strike price that is approximately 5%-15% above the then-current share price of their corresponding Underlying ETP at the time of such sales.

It is important to note that the sale of the call option contracts on a particular Underlying ETP will limit the Fund’s participation in the appreciation in that Underlying ETP’s share price. If the share price of that Underlying ETP increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying ETP’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Underlying ETP and the sold (short) Underlying ETP call positions) will limit the Fund’s participation in gains in such Underlying ETP’s share price beyond a certain point.

Covered Call Spread Strategy

The Adviser will employ the Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation an Underlying ETP’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of an Underlying ETP is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if an Underlying ETP’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to each Underlying ETP through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on each Underlying ETP as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in share prices of the Underlying ETP. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in this Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of an Underlying ETP. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape. Although Bitcoin is called a crypto currency or digital currency, it is not presently accepted widely as payment.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital asset. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time, this functionality is limited.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax Bitcoin Income Strategy ETF – Principal Holdings
Portfolio Holdings	Investment Terms	Expected Target Maturity
Long Exposure (synthetic long strategy) - Purchase Calls & Sell Puts Approach
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of an Underlying ETP at the time of purchase) to provide exposure to positive price returns of the Underlying ETP.

If the share price of an Underlying ETP increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of their corresponding Underlying ETP at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by the corresponding Underlying ETP.

1-month to 6-month expiration dates
Purchased deep ITM call option contracts	The strike price is set significantly below the then-current share price of the Underlying ETP at the time of purchase.	1-month or less expiration dates
Sold (short) call option contracts (Covered Call Strategy)

The strike price is approximately 0%-15% more than the then-current share price of a particular Underlying ETP at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the share price of a particular Underlying ETP.

1-month or less expiration dates
Sold (short) call option contracts (Credit Spread Strategy)

The strike price is approximately 0%-15% more than the then-current share price of an Underlying ETP at the time of sale.

Sold call option contracts provide inverse exposure to the full extent of any increases in the value experienced by an Underlying ETP, minus the premium received.

1-month or less expiration dates
Purchased call option contracts (Credit Spread Strategy)

“out-of-the-money” (i.e., the strike price is above the strike price of the corresponding Opportunistic Strategy sold call).

Bought call option contracts provide exposure to the full extent of any increases in the value experienced by an Underlying ETP above the option’s strike price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying ETP or Underlying ETPs, as applicable, equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in options contracts that utilize an Underlying ETP as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in options contracts that utilize an Underlying ETP as the reference asset.
YieldMaxTM Short N100 Option Income Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect inverse exposure to the performance of the Index (the “Index level”). The Fund’s potential for gains from decreases in the Index level is limited. If the Index level significantly decreases, the Fund will not fully benefit from the inverse of those decreases. The Fund will employ its investment strategy as it relates to the Index regardless of whether there are periods of strong market, economic, or other conditions and will not take temporary defensive positions during such periods.

As further described below, the Fund uses either a synthetic covered put strategy or synthetic covered put spread strategy to provide income and indirect inverse exposure to the Index level, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive additional gains when the Index level decreases. The Fund’s options contracts provide:

●	indirect inverse exposure to the Index level,
●	current income from the option premiums, and
●	a limit on the Fund’s participation in gains, if any, arising from decreases in the Index level.

For more information, see sections “The Fund’s Use of Option Contracts” and “Synthetic “Covered Put Strategy” and Synthetic “Covered Put Spread Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”).

Why invest in the Fund?

●	The Fund seeks to benefit when the Index level decreases. The Fund’s potential corresponding benefit from decreases in the Index level is limited.
●	The Fund seeks to generate monthly income, which is not dependent on the depreciation of the Index.
●	The Fund seeks to manage potential losses (i.e., cap losses if the Index level experiences significant gains) by purchasing out-of-the-money call options (further described below).

Although the Fund may not fully benefit from decreases in the Index level, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in the Index. Further, an Investment in the Fund differs from “short selling” or “shorting” the Index.

●	The Fund’s strategy will limit its potential gains if the Index level decreases.
●	The Fund’s strategy is subject to potential losses if the Index increase in value, which may not be offset by income received by the Fund or by the purchase of out-of-the-money call options (further described below).
●	The Fund does not invest directly in the Index (nor companies that comprise the Index).
●	The Fund does not directly short the Index (nor companies that comprise the Index).
●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the Index.

Additional information regarding the Index is also set forth below.

The Fund’s Use of Option Contracts

As part of the Fund’s synthetic covered put strategy and synthetic covered put spread strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the Index level. All options on the Index are cash settled. The Fund may use European FLEX options as well as options that are exercisable at any time (i.e. American style options contracts).

See the “Additional Information About the Fund” section for an overview of put and call option terminology.

Synthetic Covered Put Strategy Overview

In seeking to achieve its investment objective, the Fund may implement a “synthetic covered put” strategy using the standardized exchange-traded and FLEX options. The Fund uses a synthetic put strategy rather than a traditional one, utilizing Treasuries as collateral to potentially achieve higher returns than those of the Index.

●	A traditional covered put strategy is an investment strategy where an investor (the Fund) sells a put option on the investment (i.e., the Index) it is short.

●	A synthetic covered put strategy is similar to a traditional covered put strategy in that the investor sells a put option that is based on the Index level. However, in a synthetic covered put strategy, the investor (the Fund) does not actually short the Index, but rather seeks to synthetically replicate a short position in the Index (i.e., it seeks inverse exposure to the movements of the Index level) through the use of various investment instruments.

The Fund’s synthetic covered put strategy consists of the following four elements, each of which is described in greater detail below:

●	Synthetic short exposure to the Index, which allows the Fund to seek to participate, on an inverse basis, in changes, up or down, to the Index level.
●	Covered put writing (where the Index put options are sold against the synthetic short portion of the strategy), which allows the Fund to generate income.
●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.
●	Out-of-the money (“OTM”) call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Index if its level appreciates significantly.

However, this loss capping works only if the level of the Index reaches or exceeds the strike price of the OTM call options that were purchased. If the Index’s level increases but stays below the strike price of these options, the Fund will incur losses proportionate to such degree of increase.

Synthetic Covered Put Strategy

1.     Synthetic Short Exposure

To achieve a synthetic short exposure to the Index, the Fund will write (sell) Index call options and, simultaneously, go long (buy) Index put options to try to replicate inverse exposure to the movements of the Index level. The put options purchased by the Fund and the call options sold by the Fund will generally have three-month to six-month terms and strike levels that are approximately equal to the then-current Index level at the time the contracts are purchased and sold, respectively. The Fund uses the proceeds from selling call options to help pay for the purchased put options. The combination of the long put options and sold call options provides the Fund with investment exposure equal to approximately -100% of the changes to the Index level for the duration of the applicable options exposure (i.e., the synthetic short position is expected to gain value when the Index level decreases and to lose value when the Index level increases).

2.     Covered Put Strategies

Covered Put Writing Strategy. As part of its strategy, the Fund will write (sell) put option contracts on the Index to generate income. The put options written (sold) by the Fund will generally have 1-month or less expiration dates (the “Put Period”) and a strike level that is approximately 0%-15% below then-current Index level at the time of such sales.

It is important to note that the sale of Index put option contracts will limit the Fund’s participation in decreases in the Index level. If the Index level decreases, the above-referenced synthetic short exposure alone would allow the Fund to experience similar percentage gains. However, if the Index level decreases beyond the strike level of one or more of the sold (short) put option contracts, the Fund will lose money on those short put positions, and the losses will, in turn, limit the gains of the Fund’s synthetic short exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic short exposure to the Index and the sold (short) Index put positions) will limit the Fund’s participation in decreases in the Index level beyond a certain point.

Covered Put Spread Strategy. The Adviser will employ the Covered Put Spread Strategy when it believes it is a better strategy for the Fund rather than the Covered Put Strategy. The Fund may write (sell) credit put spreads (described below) rather than stand-alone put option contracts to seek greater participation in the potential decline of the value of its Index, while still generating net premium income. The Adviser will primarily employ this covered put spread strategy when it believes that the value of its Index is likely to decline significantly in the short term (e.g., following a substantial market rally or overall negative market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit put spreads may prove more advantageous to the Fund’s total return than the covered put strategy.

3.     U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered put strategy.

4.     OTM Call Purchasing

The Fund purchases out-of-the-money (OTM) calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Index level if such level appreciates significantly.

OTM call options are a type of options contract where the strike level is set higher than the current market level of the underlying asset, referred to here as the Index. When the Fund buys these OTM call options, it is essentially setting a fixed Index level. This level acts as a cap on the Fund’s potential losses that might arise from its indirect inverse exposure to the level of the Index, the Index. However, this loss capping works only if the level of the Index reaches or exceeds the strike price of the OTM call options that were purchased. If the Index’s level increases but stays below the strike price of these options, the Fund will incur losses proportionate to such degree of increase.

For example, if the OTM call options have a strike level that is approximately 70% above the then-current level of the Index at the time of the call purchase, and the level of the Index increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the level of the Index increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%.

The Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any income otherwise generated by the Fund’s investment strategy.

The Fund intends to maintain its synthetic covered put strategy through the use of options contracts. As the options contracts it holds are traded, exercised or expire, it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) put option contracts on the Index, as described above. The income, in the form of option premiums received from such option sales, will be primarily influenced by the volatility of the Index, although other factors, including interest rates, will also impact the level of income.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in this Prospectus, the Fund's use of the covered put spread strategy may occasionally allow it to capture a substantial portion of any significant decrease in the value of the Index. When this happens, the Fund could receive profits exceeding the initial cost of the put option which was bought, and the Fund’s distributions may include some of those profits.

The Fund’s income from writing (selling) put option contracts on the Index will be partially offset (reduced) by the premiums paid for purchasing OTM call options, which are purchased to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Index level if it appreciates significantly in value.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ Short N100 Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the Index level)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Purchased put option contracts

“at-the-money” (i.e., the strike level is equal to then-current level of the Index at the time of purchase) to provide exposure to decreases in the Index level.

If the Index level decreases, these options will generate corresponding increases to the Fund.

		1-month to 6-month expiration dates	Combined with the sold call options, creates a synthetic short position on the Index.
Sold call option contracts

“at-the-money” (i.e., the strike level is equal to then-current level of the Index at the time of sale).

They are sold to help pay for the purchased put options described above.

However, the sold call option contracts provide exposure to the full extent of any increases experienced by the Index level.

		1-month to 6-month expiration dates	Combined with the purchased put options, creates a synthetic short position on the Index.
Sold (short) put option contracts (Covered Put Writing Strategy)

The strike level is approximately 0%-15% below then-current level of the Index at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.
Sold (short) put option contracts (Covered Put Spread Strategy)

The strike price is approximately 0%-15% below than the then-current value of the Index at the time of sale.

Sold put option contracts provide inverse exposure to the full extent of any declines in the value experienced by the Index, minus the premium received.

		1-month or less expiration dates	Combined with the purchased put option contract below, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
Purchased put option contracts (Covered Put Spread Strategy)

“out-of-the-money” (i.e., the strike price is below the strike price of the corresponding Covered Put Spread Strategy sold put).

Bought put option contracts provide exposure to the full extent of any declines in the value experienced by the Index below the option’s strike price.

		1-month or less expiration dates	Combined with the Sold (short) put option contracts above, generates income for the Fund in the form of net premiums, in return for limiting the returns of the Fund’s synthetic short position.
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

		6-month to 2-year maturities	Collateral for the options positions and some additional income.
Purchased call option contracts (OTM Call Purchasing)

“out-of-the-money” (i.e., the strike level is above then-current level of the Index at the time of purchase).

They limit the Fund’s potential losses if the Index level experiences significant gains. They represent a cost (debit) that will partially offset (reduce) the net premium received from the sale of the put options.

		1-month to 6-month expiration dates	Limits the maximum loss of the Fund’s synthetic short position.

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. The combination of these investment instruments provides indirect inverse investment exposure to the Index level equal to at least 100% of the Fund’s total assets.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Index.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH INDEX.

Index Overview: The Nasdaq 100 Index is a benchmark index that includes 100 of the largest non-financial companies listed on the Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars.

The index includes companies from various industries but is heavily weighted towards the technology sector. This reflects the Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.

In terms of volatility, like all stock indices, the Nasdaq 100 experiences daily value movements and can be significantly volatile at times. This is often driven by macroeconomic factors, market sentiment, and financial results or news from its large constituents. Historical periods of significant volatility include the dot-com bubble burst around 2000 and the global financial crisis of 2007-2008, among other events. However, the specific degree of volatility can vary and is subject to change based on market conditions.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide inverse exposure to the performance of the Index.